Subsequent events	6 Months Ended
Mar. 31, 2025
Subsequent events
Subsequent events

Note 16. Subsequent events

Since 31 March 2025, the Board has determined to pay a fully franked interim ordinary dividend of 76 cents per fully paid ordinary share. The dividend is expected to be $2,602 million. The dividend is not recognised as a liability at 31 March 2025. The proposed payment date of the dividend is 27 June 2025.

The Board has determined to satisfy the DRP for the 2025 interim ordinary dividend by arranging for the purchase of shares in the market by a third party. The market price used to determine the number of shares to be provided to DRP participants will be set over the 17 trading days commencing 14 May 2025 and will not include a discount.

No other matters have arisen since the half year ended 31 March 2025, which are not otherwise dealt with in this 2025 Interim Financial Report, that have significantly affected or may significantly affect the operations of Westpac, the results of its operations or the state of affairs of Westpac in subsequent periods.